Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM International Mutual Funds (Invesco International Mutual Funds)
Entity Central Index Key	0000880859
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000188848 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class R6
Trading Symbol	ASISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”), formerly Invesco EQV Asia Pacific Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Asia Pacific Equity Fund (Class R6)	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. In contrast, Indian equities remained relatively flat during the fiscal year driven by valuation concerns and global headwinds from US tariffs. Asia Pacific ex Japan equities performed strongly in the year outperforming developed and international equities. Strong technology gains powered by the continued artificial intelligence (AI) trade along with easing global headwinds helped increase investor confidence during the year.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 19.29%. For the same time period, the MSCI All Country Asia Pacific ex-Japan Index (Net) returned 25.43%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd.  | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
Techtronic Industries Co. Ltd. | Techtronic is a global leader in cordless power tools and outdoor power equipment. Tariff-related concerns led to a pull-back in shares.
Central Pattana PCL | Central Pattana is a property company in Thailand that owns and manages several premium shopping centers (largest mall owner in Thailand) among other assets and was affected by weak performance in the residential segment and broader headwinds in the real estate sector in Thailand. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Asia Pacific Equity Fund (Class R6)	19.29%	5.40%	7.81%
MSCI All Country Asia Pacific ex-Japan Index (Net)	25.43%	7.43%	8.25%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 464,846,027
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 3,671,188
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$464,846,027
Total number of portfolio holdings	71
Total advisory fees paid	$3,671,188
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071235 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class Y
Trading Symbol	ASIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”), formerly Invesco EQV Asia Pacific Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Asia Pacific Equity Fund (Class Y)	$128	1.17%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. In contrast, Indian equities remained relatively flat during the fiscal year driven by valuation concerns and global headwinds from US tariffs. Asia Pacific ex Japan equities performed strongly in the year outperforming developed and international equities. Strong technology gains powered by the continued artificial intelligence (AI) trade along with easing global headwinds helped increase investor confidence during the year.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 19.11%. For the same time period, the MSCI All Country Asia Pacific ex-Japan Index (Net) returned 25.43%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd.  | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
Techtronic Industries Co. Ltd. | Techtronic is a global leader in cordless power tools and outdoor power equipment. Tariff-related concerns led to a pull-back in shares.
Central Pattana PCL | Central Pattana is a property company in Thailand that owns and manages several premium shopping centers (largest mall owner in Thailand) among other assets and was affected by weak performance in the residential segment and broader headwinds in the real estate sector in Thailand. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Asia Pacific Equity Fund (Class Y)	19.11%	5.24%	7.70%
MSCI All Country Asia Pacific ex-Japan Index (Net)	25.43%	7.43%	8.25%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 464,846,027
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 3,671,188
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$464,846,027
Total number of portfolio holdings	71
Total advisory fees paid	$3,671,188
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000256073 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class R
Trading Symbol	ASQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”), formerly Invesco EQV Asia Pacific Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class R)	$125	1.66%†
▼	For the period February 24, 2025 (commencement of operations) to October 31,2025. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 125	[1]
Expense Ratio, Percent	1.66%	[2],[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. In contrast, Indian equities remained relatively flat during the fiscal year driven by valuation concerns and global headwinds from US tariffs. Asia Pacific ex Japan equities performed strongly in the year outperforming developed and international equities. Strong technology gains powered by the continued artificial intelligence (AI) trade along with easing global headwinds helped increase investor confidence during the year.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 18.47%. For the same time period, the MSCI All Country Asia Pacific ex-Japan Index (Net) returned 25.43%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd.  | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
Techtronic Industries Co. Ltd. | Techtronic is a global leader in cordless power tools and outdoor power equipment. Tariff-related concerns led to a pull-back in shares.
Central Pattana PCL | Central Pattana is a property company in Thailand that owns and manages several premium shopping centers (largest mall owner in Thailand) among other assets and was affected by weak performance in the residential segment and broader headwinds in the real estate sector in Thailand. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Asia Pacific Equity Fund (Class R)	18.47%	4.70%	7.16%
MSCI All Country Asia Pacific ex-Japan Index (Net)	25.43%	7.43%	8.25%

Performance Inception Date	Feb. 21, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 464,846,027
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 3,671,188
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$464,846,027
Total number of portfolio holdings	71
Total advisory fees paid	$3,671,188
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000539 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class C
Trading Symbol	ASICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”), formerly Invesco EQV Asia Pacific Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Asia Pacific Equity Fund (Class C)	$233	2.14%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. In contrast, Indian equities remained relatively flat during the fiscal year driven by valuation concerns and global headwinds from US tariffs. Asia Pacific ex Japan equities performed strongly in the year outperforming developed and international equities. Strong technology gains powered by the continued artificial intelligence (AI) trade along with easing global headwinds helped increase investor confidence during the year.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 17.92%. For the same time period, the MSCI All Country Asia Pacific ex-Japan Index (Net) returned 25.43%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd.  | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
Techtronic Industries Co. Ltd. | Techtronic is a global leader in cordless power tools and outdoor power equipment. Tariff-related concerns led to a pull-back in shares.
Central Pattana PCL | Central Pattana is a property company in Thailand that owns and manages several premium shopping centers (largest mall owner in Thailand) among other assets and was affected by weak performance in the residential segment and broader headwinds in the real estate sector in Thailand. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Asia Pacific Equity Fund (Class C) —including sales charge	16.92%	4.19%	6.79%
Invesco Asia Pacific Equity Fund (Class C) —excluding sales charge	17.92%	4.19%	6.79%
MSCI All Country Asia Pacific ex-Japan Index (Net)	25.43%	7.43%	8.25%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 464,846,027
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 3,671,188
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$464,846,027
Total number of portfolio holdings	71
Total advisory fees paid	$3,671,188
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Asia Pacific Equity Fund
Class Name	Class A
Trading Symbol	ASIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”), formerly Invesco EQV Asia Pacific Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Asia Pacific Equity Fund (Class A)	$155	1.42%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. In contrast, Indian equities remained relatively flat during the fiscal year driven by valuation concerns and global headwinds from US tariffs. Asia Pacific ex Japan equities performed strongly in the year outperforming developed and international equities. Strong technology gains powered by the continued artificial intelligence (AI) trade along with easing global headwinds helped increase investor confidence during the year.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 18.82%. For the same time period, the MSCI All Country Asia Pacific ex-Japan Index (Net) returned 25.43%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd.  | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
Techtronic Industries Co. Ltd. | Techtronic is a global leader in cordless power tools and outdoor power equipment. Tariff-related concerns led to a pull-back in shares.
Central Pattana PCL | Central Pattana is a property company in Thailand that owns and manages several premium shopping centers (largest mall owner in Thailand) among other assets and was affected by weak performance in the residential segment and broader headwinds in the real estate sector in Thailand. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Asia Pacific Equity Fund (Class A) —including sales charge	12.28%	3.79%	6.82%
Invesco Asia Pacific Equity Fund (Class A) —excluding sales charge	18.82%	4.97%	7.43%
MSCI All Country Asia Pacific ex-Japan Index (Net)	25.43%	7.43%	8.25%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 464,846,027
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 3,671,188
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$464,846,027
Total number of portfolio holdings	71
Total advisory fees paid	$3,671,188
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.73%
Tencent Holdings Ltd.	6.42%
Samsung Electronics Co. Ltd.	6.18%
HDFC Bank Ltd., ADR	3.43%
Kasikornbank PCL, Foreign Shares	3.27%
NetEase, Inc.	3.04%
AIA Group Ltd.	2.62%
Alibaba Group Holding Ltd.	2.51%
United Overseas Bank Ltd.	2.44%
Anglo American PLC	2.10%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Asia Pacific Equity Fund was renamed Invesco Asia Pacific Equity Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000540 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class A
Trading Symbol	AEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Value Fund (the “Fund”), formerly Invesco EQV European Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Value Fund (Class A)	$146	1.38%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.38%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during the period, particularly outside the United States, which created a headwind for actively managed strategies that emphasize quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 11.15%. For the same time period, the MSCI ACWI ex USA® Value Index (Net) returned 28.16%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the healthcare and communication services sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for AI capabilities had a positive impact on the company's stock.
Samsung Electronics Co. Ltd. | Samsung Electronics is a leading electronics manufacturer best known for its involvement in consumer electronics, semiconductors, and display panels, among others. It supplies both end-user products as well as advanced componentry to other manufacturers. The company's share price has benefited from increased demand for AI chips and high-bandwidth memory.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk, maker of care products and insulin for diabetes, introduced GLP1 weight loss drugs over the past few years, creating a new market. The company is facing greater competitive intensity and the stock price has reacted unfavorably to the pressure.
ICON PLC | ICON, based in Ireland, conducts clinical trials for biotech, pharma, and medical device companies, and guides them through the FDA approval process. Recent changes and uncertainty over FDA policies have caused ICON clients to cancel or delay projects, and the share price has reacted unfavorably. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Value Fund (Class A) —including sales charge	5.06%	6.83%	3.75%
Invesco International Value Fund (Class A) —excluding sales charge	11.15%	8.04%	4.34%
MSCI ACWI ex USA® Value Index (Net)	28.16%	15.38%	7.51%
MSCI Europe Index (Net)	23.19%	13.66%	7.47%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI ex USA® Index (Net) to better align with the Fund's current strategy and international exposure.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 927,636,100
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,415,172
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$927,636,100
Total number of portfolio holdings	57
Total advisory fees paid	$4,415,172
Portfolio turnover rate	120%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund. In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund.
Material Fund Change Expenses [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000542 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class C
Trading Symbol	AEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Value Fund (the “Fund”), formerly Invesco EQV European Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Value Fund (Class C)	$224	2.14%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.14%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during the period, particularly outside the United States, which created a headwind for actively managed strategies that emphasize quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 10.33%. For the same time period, the MSCI ACWI ex USA® Value Index (Net) returned 28.16%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the healthcare and communication services sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for AI capabilities had a positive impact on the company's stock.
Samsung Electronics Co. Ltd. | Samsung Electronics is a leading electronics manufacturer best known for its involvement in consumer electronics, semiconductors, and display panels, among others. It supplies both end-user products as well as advanced componentry to other manufacturers. The company's share price has benefited from increased demand for AI chips and high-bandwidth memory.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk, maker of care products and insulin for diabetes, introduced GLP1 weight loss drugs over the past few years, creating a new market. The company is facing greater competitive intensity and the stock price has reacted unfavorably to the pressure.
ICON PLC | ICON, based in Ireland, conducts clinical trials for biotech, pharma, and medical device companies, and guides them through the FDA approval process. Recent changes and uncertainty over FDA policies have caused ICON clients to cancel or delay projects, and the share price has reacted unfavorably. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Value Fund (Class C) —including sales charge	9.36%	7.23%	3.72%
Invesco International Value Fund (Class C) —excluding sales charge	10.33%	7.23%	3.72%
MSCI ACWI ex USA® Value Index (Net)	28.16%	15.38%	7.51%
MSCI Europe Index (Net)	23.19%	13.66%	7.47%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI ex USA® Index (Net) to better align with the Fund's current strategy and international exposure.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 927,636,100
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,415,172
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$927,636,100
Total number of portfolio holdings	57
Total advisory fees paid	$4,415,172
Portfolio turnover rate	120%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund. In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund.
Material Fund Change Expenses [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000543 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class R
Trading Symbol	AEDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Value Fund (the “Fund”), formerly Invesco EQV European Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Value Fund (Class R)	$172	1.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.63%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during the period, particularly outside the United States, which created a headwind for actively managed strategies that emphasize quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 10.89%. For the same time period, the MSCI ACWI ex USA® Value Index (Net) returned 28.16%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the healthcare and communication services sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for AI capabilities had a positive impact on the company's stock.
Samsung Electronics Co. Ltd. | Samsung Electronics is a leading electronics manufacturer best known for its involvement in consumer electronics, semiconductors, and display panels, among others. It supplies both end-user products as well as advanced componentry to other manufacturers. The company's share price has benefited from increased demand for AI chips and high-bandwidth memory.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk, maker of care products and insulin for diabetes, introduced GLP1 weight loss drugs over the past few years, creating a new market. The company is facing greater competitive intensity and the stock price has reacted unfavorably to the pressure.
ICON PLC | ICON, based in Ireland, conducts clinical trials for biotech, pharma, and medical device companies, and guides them through the FDA approval process. Recent changes and uncertainty over FDA policies have caused ICON clients to cancel or delay projects, and the share price has reacted unfavorably. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Value Fund (Class R)	10.89%	7.77%	4.08%
MSCI ACWI ex USA® Value Index (Net)	28.16%	15.38%	7.51%
MSCI Europe Index (Net)	23.19%	13.66%	7.47%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI ex USA® Index (Net) to better align with the Fund's current strategy and international exposure.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 927,636,100
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,415,172
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$927,636,100
Total number of portfolio holdings	57
Total advisory fees paid	$4,415,172
Portfolio turnover rate	120%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund. In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund.
Material Fund Change Expenses [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071236 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class Y
Trading Symbol	AEDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Value Fund (the “Fund”), formerly Invesco EQV European Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Value Fund (Class Y)	$119	1.15%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during the period, particularly outside the United States, which created a headwind for actively managed strategies that emphasize quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 11.47%. For the same time period, the MSCI ACWI ex USA® Value Index (Net) returned 28.16%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the healthcare and communication services sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for AI capabilities had a positive impact on the company's stock.
Samsung Electronics Co. Ltd. | Samsung Electronics is a leading electronics manufacturer best known for its involvement in consumer electronics, semiconductors, and display panels, among others. It supplies both end-user products as well as advanced componentry to other manufacturers. The company's share price has benefited from increased demand for AI chips and high-bandwidth memory.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk, maker of care products and insulin for diabetes, introduced GLP1 weight loss drugs over the past few years, creating a new market. The company is facing greater competitive intensity and the stock price has reacted unfavorably to the pressure.
ICON PLC | ICON, based in Ireland, conducts clinical trials for biotech, pharma, and medical device companies, and guides them through the FDA approval process. Recent changes and uncertainty over FDA policies have caused ICON clients to cancel or delay projects, and the share price has reacted unfavorably. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Value Fund (Class Y)	11.47%	8.31%	4.60%
MSCI ACWI ex USA® Value Index (Net)	28.16%	15.38%	7.51%
MSCI Europe Index (Net)	23.19%	13.66%	7.47%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI ex USA® Index (Net) to better align with the Fund's current strategy and international exposure.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 927,636,100
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,415,172
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$927,636,100
Total number of portfolio holdings	57
Total advisory fees paid	$4,415,172
Portfolio turnover rate	120%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund. In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund.
Material Fund Change Expenses [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000544 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Investor Class
Trading Symbol	EGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Value Fund (the “Fund”), formerly Invesco EQV European Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Value Fund (Investor Class)	$134	1.29%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during the period, particularly outside the United States, which created a headwind for actively managed strategies that emphasize quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Investor Class shares of the Fund returned 11.27%. For the same time period, the MSCI ACWI ex USA® Value Index (Net) returned 28.16%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the healthcare and communication services sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for AI capabilities had a positive impact on the company's stock.
Samsung Electronics Co. Ltd. | Samsung Electronics is a leading electronics manufacturer best known for its involvement in consumer electronics, semiconductors, and display panels, among others. It supplies both end-user products as well as advanced componentry to other manufacturers. The company's share price has benefited from increased demand for AI chips and high-bandwidth memory.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk, maker of care products and insulin for diabetes, introduced GLP1 weight loss drugs over the past few years, creating a new market. The company is facing greater competitive intensity and the stock price has reacted unfavorably to the pressure.
ICON PLC | ICON, based in Ireland, conducts clinical trials for biotech, pharma, and medical device companies, and guides them through the FDA approval process. Recent changes and uncertainty over FDA policies have caused ICON clients to cancel or delay projects, and the share price has reacted unfavorably. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Value Fund (Investor Class)	11.27%	8.15%	4.42%
MSCI ACWI ex USA® Value Index (Net)	28.16%	15.38%	7.51%
MSCI Europe Index (Net)	23.19%	13.66%	7.47%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI ex USA® Index (Net) to better align with the Fund's current strategy and international exposure.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 927,636,100
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,415,172
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$927,636,100
Total number of portfolio holdings	57
Total advisory fees paid	$4,415,172
Portfolio turnover rate	120%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund. In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund.
Material Fund Change Expenses [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188849 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Value Fund
Class Name	Class R6
Trading Symbol	AEGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Value Fund (the “Fund”), formerly Invesco EQV European Equity Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Value Fund (Class R6)	$93	0.88%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during the period, particularly outside the United States, which created a headwind for actively managed strategies that emphasize quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 11.57%. For the same time period, the MSCI ACWI ex USA® Value Index (Net) returned 28.16%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the healthcare and communication services sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for AI capabilities had a positive impact on the company's stock.
Samsung Electronics Co. Ltd. | Samsung Electronics is a leading electronics manufacturer best known for its involvement in consumer electronics, semiconductors, and display panels, among others. It supplies both end-user products as well as advanced componentry to other manufacturers. The company's share price has benefited from increased demand for AI chips and high-bandwidth memory.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk, maker of care products and insulin for diabetes, introduced GLP1 weight loss drugs over the past few years, creating a new market. The company is facing greater competitive intensity and the stock price has reacted unfavorably to the pressure.
ICON PLC | ICON, based in Ireland, conducts clinical trials for biotech, pharma, and medical device companies, and guides them through the FDA approval process. Recent changes and uncertainty over FDA policies have caused ICON clients to cancel or delay projects, and the share price has reacted unfavorably. The Fund exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Value Fund (Class R6)	11.57%	8.45%	4.68%
MSCI ACWI ex USA® Value Index (Net)	28.16%	15.38%	7.51%
MSCI Europe Index (Net)	23.19%	13.66%	7.47%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI ex USA® Index (Net) to better align with the Fund's current strategy and international exposure.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 927,636,100
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,415,172
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$927,636,100
Total number of portfolio holdings	57
Total advisory fees paid	$4,415,172
Portfolio turnover rate	120%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	4.10%
Standard Chartered PLC	3.30%
AIA Group Ltd.	3.11%
Samsung Electronics Co. Ltd., GDR	2.99%
Suncor Energy, Inc.	2.86%
Banco Santander S.A.	2.76%
Mitsui & Co. Ltd.	2.73%
Banco Bilbao Vizcaya Argentaria S.A.	2.64%
HDFC Bank Ltd., ADR	2.58%
Mitsubishi UFJ Financial Group, Inc.	2.53%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund. In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund.
Material Fund Change Expenses [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares were lowered to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to an international value fund, the Fund's principal investment strategies and risks changed, including the removal of its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in equity securities throughout the world, including the United States, that its portfolio managers consider to be undervalued.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120687 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R6
Trading Symbol	IGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class R6)	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 11.44%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the "Benchmark") returned 24.93%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by our stock selection in the industrials sector.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor beat quarter earnings expectations and raised guidance. Strong AI chip demand, pricing power in advanced nodes and favorable foreign exchange trends boosted profit margins.
Celestica, Inc. | Celestica, a Canada-based leader in electronics manufacturing services (EMS), benefited from the rising AI capital expenditures of major hyperscalers and AI companies building large-scale data centers.
Broadcom, Inc. | Broadcom, a prominent supplier of semiconductor and infrastructure software solutions, saw strengthened demand for its application-specific processors and networking semiconductors, which are critical for supporting AI applications.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk is a Denmark-based pharmaceuticals company and one of the leaders in the obesity drug market. The stock underperformed during the fiscal year due to increased competition, which resulted in lower sales and operating profits. Additionally, the company faced some setbacks in its pipeline development.
ICON PLC | ICON is an Ireland-based contract research organization that was affected by reduced spending by large pharmaceutical companies, a slowdown in vaccine-related contracts and a challenging biotech funding environment. While the demand environment remains difficult, growth expectations moderated, and we believe the current valuation appears to reflect many of the transitory challenges facing the industry.
Shimano, Inc. | Shimano is a global leader in bike components. Profit margins fell short of expectations due to product rollout costs and overseas labor pressures. High bike inventories, especially in China, remained a short-term drag. We decided to exit the Fund’s position at the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class R6)	11.44%	6.64%	5.88%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,233,346,718
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 18,903,061
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,233,346,718
Total number of portfolio holdings	84
Total advisory fees paid	$18,903,061
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.

C000023043 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R5
Trading Symbol	AIEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class R5)	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 11.37%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the "Benchmark") returned 24.93%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by our stock selection in the industrials sector.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor beat quarter earnings expectations and raised guidance. Strong AI chip demand, pricing power in advanced nodes and favorable foreign exchange trends boosted profit margins.
Celestica, Inc. | Celestica, a Canada-based leader in electronics manufacturing services (EMS), benefited from the rising AI capital expenditures of major hyperscalers and AI companies building large-scale data centers.
Broadcom, Inc. | Broadcom, a prominent supplier of semiconductor and infrastructure software solutions, saw strengthened demand for its application-specific processors and networking semiconductors, which are critical for supporting AI applications.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk is a Denmark-based pharmaceuticals company and one of the leaders in the obesity drug market. The stock underperformed during the fiscal year due to increased competition, which resulted in lower sales and operating profits. Additionally, the company faced some setbacks in its pipeline development.
ICON PLC | ICON is an Ireland-based contract research organization that was affected by reduced spending by large pharmaceutical companies, a slowdown in vaccine-related contracts and a challenging biotech funding environment. While the demand environment remains difficult, growth expectations moderated, and we believe the current valuation appears to reflect many of the transitory challenges facing the industry.
Shimano, Inc. | Shimano is a global leader in bike components. Profit margins fell short of expectations due to product rollout costs and overseas labor pressures. High bike inventories, especially in China, remained a short-term drag. We decided to exit the Fund’s position at the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class R5)	11.37%	6.56%	5.80%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,233,346,718
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 18,903,061
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,233,346,718
Total number of portfolio holdings	84
Total advisory fees paid	$18,903,061
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.

C000071239 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class Y
Trading Symbol	AIIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class Y)	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 11.29%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the "Benchmark") returned 24.93%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by our stock selection in the industrials sector.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor beat quarter earnings expectations and raised guidance. Strong AI chip demand, pricing power in advanced nodes and favorable foreign exchange trends boosted profit margins.
Celestica, Inc. | Celestica, a Canada-based leader in electronics manufacturing services (EMS), benefited from the rising AI capital expenditures of major hyperscalers and AI companies building large-scale data centers.
Broadcom, Inc. | Broadcom, a prominent supplier of semiconductor and infrastructure software solutions, saw strengthened demand for its application-specific processors and networking semiconductors, which are critical for supporting AI applications.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk is a Denmark-based pharmaceuticals company and one of the leaders in the obesity drug market. The stock underperformed during the fiscal year due to increased competition, which resulted in lower sales and operating profits. Additionally, the company faced some setbacks in its pipeline development.
ICON PLC | ICON is an Ireland-based contract research organization that was affected by reduced spending by large pharmaceutical companies, a slowdown in vaccine-related contracts and a challenging biotech funding environment. While the demand environment remains difficult, growth expectations moderated, and we believe the current valuation appears to reflect many of the transitory challenges facing the industry.
Shimano, Inc. | Shimano is a global leader in bike components. Profit margins fell short of expectations due to product rollout costs and overseas labor pressures. High bike inventories, especially in China, remained a short-term drag. We decided to exit the Fund’s position at the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class Y)	11.29%	6.47%	5.71%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,233,346,718
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 18,903,061
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,233,346,718
Total number of portfolio holdings	84
Total advisory fees paid	$18,903,061
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.

C000000554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R
Trading Symbol	AIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class R)	$160	1.52%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 10.75%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the "Benchmark") returned 24.93%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by our stock selection in the industrials sector.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor beat quarter earnings expectations and raised guidance. Strong AI chip demand, pricing power in advanced nodes and favorable foreign exchange trends boosted profit margins.
Celestica, Inc. | Celestica, a Canada-based leader in electronics manufacturing services (EMS), benefited from the rising AI capital expenditures of major hyperscalers and AI companies building large-scale data centers.
Broadcom, Inc. | Broadcom, a prominent supplier of semiconductor and infrastructure software solutions, saw strengthened demand for its application-specific processors and networking semiconductors, which are critical for supporting AI applications.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk is a Denmark-based pharmaceuticals company and one of the leaders in the obesity drug market. The stock underperformed during the fiscal year due to increased competition, which resulted in lower sales and operating profits. Additionally, the company faced some setbacks in its pipeline development.
ICON PLC | ICON is an Ireland-based contract research organization that was affected by reduced spending by large pharmaceutical companies, a slowdown in vaccine-related contracts and a challenging biotech funding environment. While the demand environment remains difficult, growth expectations moderated, and we believe the current valuation appears to reflect many of the transitory challenges facing the industry.
Shimano, Inc. | Shimano is a global leader in bike components. Profit margins fell short of expectations due to product rollout costs and overseas labor pressures. High bike inventories, especially in China, remained a short-term drag. We decided to exit the Fund’s position at the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class R)	10.75%	5.94%	5.18%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,233,346,718
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 18,903,061
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,233,346,718
Total number of portfolio holdings	84
Total advisory fees paid	$18,903,061
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.

C000000553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class C
Trading Symbol	AIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class C)	$212	2.02%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 10.18%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the "Benchmark") returned 24.93%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by our stock selection in the industrials sector.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor beat quarter earnings expectations and raised guidance. Strong AI chip demand, pricing power in advanced nodes and favorable foreign exchange trends boosted profit margins.
Celestica, Inc. | Celestica, a Canada-based leader in electronics manufacturing services (EMS), benefited from the rising AI capital expenditures of major hyperscalers and AI companies building large-scale data centers.
Broadcom, Inc. | Broadcom, a prominent supplier of semiconductor and infrastructure software solutions, saw strengthened demand for its application-specific processors and networking semiconductors, which are critical for supporting AI applications.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk is a Denmark-based pharmaceuticals company and one of the leaders in the obesity drug market. The stock underperformed during the fiscal year due to increased competition, which resulted in lower sales and operating profits. Additionally, the company faced some setbacks in its pipeline development.
ICON PLC | ICON is an Ireland-based contract research organization that was affected by reduced spending by large pharmaceutical companies, a slowdown in vaccine-related contracts and a challenging biotech funding environment. While the demand environment remains difficult, growth expectations moderated, and we believe the current valuation appears to reflect many of the transitory challenges facing the industry.
Shimano, Inc. | Shimano is a global leader in bike components. Profit margins fell short of expectations due to product rollout costs and overseas labor pressures. High bike inventories, especially in China, remained a short-term drag. We decided to exit the Fund’s position at the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class C) —including sales charge	9.18%	5.41%	4.81%
Invesco EQV International Equity Fund (Class C) —excluding sales charge	10.18%	5.41%	4.81%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,233,346,718
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 18,903,061
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,233,346,718
Total number of portfolio holdings	84
Total advisory fees paid	$18,903,061
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.

C000000551 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class A
Trading Symbol	AIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class A)	$134	1.27%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global gross domestic product growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 10.97%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the "Benchmark") returned 24.93%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by our stock selection in the industrials sector.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor beat quarter earnings expectations and raised guidance. Strong AI chip demand, pricing power in advanced nodes and favorable foreign exchange trends boosted profit margins.
Celestica, Inc. | Celestica, a Canada-based leader in electronics manufacturing services (EMS), benefited from the rising AI capital expenditures of major hyperscalers and AI companies building large-scale data centers.
Broadcom, Inc. | Broadcom, a prominent supplier of semiconductor and infrastructure software solutions, saw strengthened demand for its application-specific processors and networking semiconductors, which are critical for supporting AI applications.
What detracted from performance?
Novo Nordisk A/S | Novo Nordisk is a Denmark-based pharmaceuticals company and one of the leaders in the obesity drug market. The stock underperformed during the fiscal year due to increased competition, which resulted in lower sales and operating profits. Additionally, the company faced some setbacks in its pipeline development.
ICON PLC | ICON is an Ireland-based contract research organization that was affected by reduced spending by large pharmaceutical companies, a slowdown in vaccine-related contracts and a challenging biotech funding environment. While the demand environment remains difficult, growth expectations moderated, and we believe the current valuation appears to reflect many of the transitory challenges facing the industry.
Shimano, Inc. | Shimano is a global leader in bike components. Profit margins fell short of expectations due to product rollout costs and overseas labor pressures. High bike inventories, especially in China, remained a short-term drag. We decided to exit the Fund’s position at the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class A) —including sales charge	4.87%	5.01%	4.85%
Invesco EQV International Equity Fund (Class A) —excluding sales charge	10.97%	6.20%	5.44%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,233,346,718
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 18,903,061
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,233,346,718
Total number of portfolio holdings	84
Total advisory fees paid	$18,903,061
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Investor AB, Class B	3.51%
Legrand S.A.	2.34%
FinecoBank Banca Fineco S.p.A.	2.31%
Barclays PLC	2.24%
HDFC Bank Ltd., ADR	2.17%
RB Global, Inc.	2.01%
Hoya Corp.	1.97%
BAE Systems PLC	1.96%
AstraZeneca PLC	1.90%
* Excluding money market fund holdings, if any.

C000171594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class A
Trading Symbol	VSQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class A)	$47	0.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global equity markets rose 22.64%, as represented by the MSCI All Country World Index (net). Despite geopolitical and policy uncertainties, investors rallied around company investments in artificial intelligence (AI), strong corporate earnings, economic growth and central banks’ easing of monetary policies. The Fund's exposure to the US averaged 69% for the year, which aided performance as US markets gained 21.45% realized by the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the MSCI World SRI Index (Net) (the "Index").
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 15.19%, which differed from the return of the Index, 15.33%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations | Information technology, consumer discretionary, financials, and industrials.
Country Allocations | United States, Japan, and Canada.
Positions | NVIDIA Corp., a big tech company that develops and sells high-performance Graphics Processing Units and integrated systems, combined with a proprietary software platform, which serves as the foundational infrastructure for AI and data centers, and other specialized computing markets. The company has benefited greatly from surging AI demand and rise in supercomputers used for AI Research SuperCluster computers to train complex AI models.
What detracted from performance?
Sector Allocations | Health care, real estate, consumer staples, and energy.
Country Allocations | Denmark and Australia.
Positions | Novo Nordisk A/S, a Danish pharmaceutical company that develops and manufactures medications primarily focused on diabetes, rare blood disorders, and other endocrine diseases. The stock price plunged in December 2024 after reporting its new weight loss drug, CagriSema, missed expectations during trials. Investors had high hopes of the drug becoming the next evolution of obesity drugs.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class A) —including sales charge	8.85%	12.35%*	9.11%*
Invesco MSCI World SRI Index Fund (Class A) —excluding sales charge	15.19%	13.63%*	9.77%*
Custom Invesco MSCI World SRI Index (Net)	15.33%	13.74%	11.86%
MSCI World SRI Index (Net)	15.33%	13.74%	12.85%
MSCI World IndexSM (Net)	22.02%	15.58%	12.83%
*Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,427,050
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,427,050
Total number of portfolio holdings	351
Total advisory fees paid	$0
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on December 8-10, 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 6, 2026. The Fund will be liquidated on or about February 24, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000171595 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class C
Trading Symbol	VSQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class C)	$128	1.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global equity markets rose 22.64%, as represented by the MSCI All Country World Index (net). Despite geopolitical and policy uncertainties, investors rallied around company investments in artificial intelligence (AI), strong corporate earnings, economic growth and central banks’ easing of monetary policies. The Fund's exposure to the US averaged 69% for the year, which aided performance as US markets gained 21.45% realized by the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the MSCI World SRI Index (Net) (the "Index").
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 14.34%, which differed from the return of the Index, 15.33%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations | Information technology, consumer discretionary, financials, and industrials.
Country Allocations | United States, Japan, and Canada.
Positions | NVIDIA Corp., a big tech company that develops and sells high-performance Graphics Processing Units and integrated systems, combined with a proprietary software platform, which serves as the foundational infrastructure for AI and data centers, and other specialized computing markets. The company has benefited greatly from surging AI demand and rise in supercomputers used for AI Research SuperCluster computers to train complex AI models.
What detracted from performance?
Sector Allocations | Health care, real estate, consumer staples, and energy.
Country Allocations | Denmark and Australia.
Positions | Novo Nordisk A/S, a Danish pharmaceutical company that develops and manufactures medications primarily focused on diabetes, rare blood disorders, and other endocrine diseases. The stock price plunged in December 2024 after reporting its new weight loss drug, CagriSema, missed expectations during trials. Investors had high hopes of the drug becoming the next evolution of obesity drugs.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class C) —including sales charge	13.34%	12.78%*	9.06%*
Invesco MSCI World SRI Index Fund (Class C) —excluding sales charge	14.34%	12.78%*	9.06%*
Custom Invesco MSCI World SRI Index (Net)	15.33%	13.74%	11.86%
MSCI World SRI Index (Net)	15.33%	13.74%	12.85%
MSCI World IndexSM (Net)	22.02%	15.58%	12.83%
*Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,427,050
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,427,050
Total number of portfolio holdings	351
Total advisory fees paid	$0
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on December 8-10, 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 6, 2026. The Fund will be liquidated on or about February 24, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000171596 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class R
Trading Symbol	VSQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class R)	$74	0.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global equity markets rose 22.64%, as represented by the MSCI All Country World Index (net). Despite geopolitical and policy uncertainties, investors rallied around company investments in artificial intelligence (AI), strong corporate earnings, economic growth and central banks’ easing of monetary policies. The Fund's exposure to the US averaged 69% for the year, which aided performance as US markets gained 21.45% realized by the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the MSCI World SRI Index (Net) (the "Index").
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 14.94%, which differed from the return of the Index, 15.33%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations | Information technology, consumer discretionary, financials, and industrials.
Country Allocations | United States, Japan, and Canada.
Positions | NVIDIA Corp., a big tech company that develops and sells high-performance Graphics Processing Units and integrated systems, combined with a proprietary software platform, which serves as the foundational infrastructure for AI and data centers, and other specialized computing markets. The company has benefited greatly from surging AI demand and rise in supercomputers used for AI Research SuperCluster computers to train complex AI models.
What detracted from performance?
Sector Allocations | Health care, real estate, consumer staples, and energy.
Country Allocations | Denmark and Australia.
Positions | Novo Nordisk A/S, a Danish pharmaceutical company that develops and manufactures medications primarily focused on diabetes, rare blood disorders, and other endocrine diseases. The stock price plunged in December 2024 after reporting its new weight loss drug, CagriSema, missed expectations during trials. Investors had high hopes of the drug becoming the next evolution of obesity drugs.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class R)	14.94%	13.35%*	9.50%*
Custom Invesco MSCI World SRI Index (Net)	15.33%	13.74%	11.86%
MSCI World SRI Index (Net)	15.33%	13.74%	12.85%
MSCI World IndexSM (Net)	22.02%	15.58%	12.83%
*Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,427,050
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,427,050
Total number of portfolio holdings	351
Total advisory fees paid	$0
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on December 8-10, 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 6, 2026. The Fund will be liquidated on or about February 24, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000171597 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class Y
Trading Symbol	VSQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class Y)	$20	0.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global equity markets rose 22.64%, as represented by the MSCI All Country World Index (net). Despite geopolitical and policy uncertainties, investors rallied around company investments in artificial intelligence (AI), strong corporate earnings, economic growth and central banks’ easing of monetary policies. The Fund's exposure to the US averaged 69% for the year, which aided performance as US markets gained 21.45% realized by the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the MSCI World SRI Index (Net) (the "Index").
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 15.50%, which differed from the return of the Index, 15.33%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations | Information technology, consumer discretionary, financials, and industrials.
Country Allocations | United States, Japan, and Canada.
Positions | NVIDIA Corp., a big tech company that develops and sells high-performance Graphics Processing Units and integrated systems, combined with a proprietary software platform, which serves as the foundational infrastructure for AI and data centers, and other specialized computing markets. The company has benefited greatly from surging AI demand and rise in supercomputers used for AI Research SuperCluster computers to train complex AI models.
What detracted from performance?
Sector Allocations | Health care, real estate, consumer staples, and energy.
Country Allocations | Denmark and Australia.
Positions | Novo Nordisk A/S, a Danish pharmaceutical company that develops and manufactures medications primarily focused on diabetes, rare blood disorders, and other endocrine diseases. The stock price plunged in December 2024 after reporting its new weight loss drug, CagriSema, missed expectations during trials. Investors had high hopes of the drug becoming the next evolution of obesity drugs.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class Y)	15.50%	13.93%*	10.05%*
Custom Invesco MSCI World SRI Index (Net)	15.33%	13.74%	11.86%
MSCI World SRI Index (Net)	15.33%	13.74%	12.85%
MSCI World IndexSM (Net)	22.02%	15.58%	12.83%
*Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,427,050
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,427,050
Total number of portfolio holdings	351
Total advisory fees paid	$0
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on December 8-10, 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 6, 2026. The Fund will be liquidated on or about February 24, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000171598 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class R5
Trading Symbol	VSQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class R5)	$20	0.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global equity markets rose 22.64%, as represented by the MSCI All Country World Index (net). Despite geopolitical and policy uncertainties, investors rallied around company investments in artificial intelligence (AI), strong corporate earnings, economic growth and central banks’ easing of monetary policies. The Fund's exposure to the US averaged 69% for the year, which aided performance as US markets gained 21.45% realized by the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the MSCI World SRI Index (Net) (the "Index").
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 15.50%, which differed from the return of the Index, 15.33%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations | Information technology, consumer discretionary, financials, and industrials.
Country Allocations | United States, Japan, and Canada.
Positions | NVIDIA Corp., a big tech company that develops and sells high-performance Graphics Processing Units and integrated systems, combined with a proprietary software platform, which serves as the foundational infrastructure for AI and data centers, and other specialized computing markets. The company has benefited greatly from surging AI demand and rise in supercomputers used for AI Research SuperCluster computers to train complex AI models.
What detracted from performance?
Sector Allocations | Health care, real estate, consumer staples, and energy.
Country Allocations | Denmark and Australia.
Positions | Novo Nordisk A/S, a Danish pharmaceutical company that develops and manufactures medications primarily focused on diabetes, rare blood disorders, and other endocrine diseases. The stock price plunged in December 2024 after reporting its new weight loss drug, CagriSema, missed expectations during trials. Investors had high hopes of the drug becoming the next evolution of obesity drugs.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class R5)	15.50%	13.93%*	10.05%*
Custom Invesco MSCI World SRI Index (Net)	15.33%	13.74%	11.86%
MSCI World SRI Index (Net)	15.33%	13.74%	12.85%
MSCI World IndexSM (Net)	22.02%	15.58%	12.83%
*Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,427,050
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,427,050
Total number of portfolio holdings	351
Total advisory fees paid	$0
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on December 8-10, 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 6, 2026. The Fund will be liquidated on or about February 24, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000171599 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class R6
Trading Symbol	VSQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class R6)	$20	0.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global equity markets rose 22.64%, as represented by the MSCI All Country World Index (net). Despite geopolitical and policy uncertainties, investors rallied around company investments in artificial intelligence (AI), strong corporate earnings, economic growth and central banks’ easing of monetary policies. The Fund's exposure to the US averaged 69% for the year, which aided performance as US markets gained 21.45% realized by the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the MSCI World SRI Index (Net) (the "Index").
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 15.44%, which differed from the return of the Index, 15.33%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations | Information technology, consumer discretionary, financials, and industrials.
Country Allocations | United States, Japan, and Canada.
Positions | NVIDIA Corp., a big tech company that develops and sells high-performance Graphics Processing Units and integrated systems, combined with a proprietary software platform, which serves as the foundational infrastructure for AI and data centers, and other specialized computing markets. The company has benefited greatly from surging AI demand and rise in supercomputers used for AI Research SuperCluster computers to train complex AI models.
What detracted from performance?
Sector Allocations | Health care, real estate, consumer staples, and energy.
Country Allocations | Denmark and Australia.
Positions | Novo Nordisk A/S, a Danish pharmaceutical company that develops and manufactures medications primarily focused on diabetes, rare blood disorders, and other endocrine diseases. The stock price plunged in December 2024 after reporting its new weight loss drug, CagriSema, missed expectations during trials. Investors had high hopes of the drug becoming the next evolution of obesity drugs.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class R6)	15.44%	13.92%*	10.04%*
Custom Invesco MSCI World SRI Index (Net)	15.33%	13.74%	11.86%
MSCI World SRI Index (Net)	15.33%	13.74%	12.85%
MSCI World IndexSM (Net)	22.02%	15.58%	12.83%
*Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,427,050
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,427,050
Total number of portfolio holdings	351
Total advisory fees paid	$0
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.35%
Tesla, Inc.	6.59%
Advanced Micro Devices, Inc.	2.14%
Home Depot, Inc. (The)	1.95%
ASML Holding N.V.	1.72%
Coca-Cola Co. (The)	1.46%
American Express Co.	1.07%
Lam Research Corp.	1.07%
Walt Disney Co. (The)	1.06%
PepsiCo, Inc.	1.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on December 8-10, 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 6, 2026. The Fund will be liquidated on or about February 24, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209193 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R6
Trading Symbol	GLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class R6)	$96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 21.49%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by its underweight allocation and stock selection in the information technology sector.
What contributed to performance?
CrowdStrike Holdings, Inc. | CrowdStrike is a cybersecurity company that provides endpoint security, threat intelligence and cyberattack response services. Shares rose due to the company's strong revenue and earnings growth throughout the period, as its integrated, cloud-native cybersecurity platform continued to gain traction with enterprise clients. The launch of several new products and increased customer retention during the period also helped drive the share price higher.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta Platforms and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs).
Apple Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
NVIDIA Corp. | NVIDIA is the largest company in the world by market capitalization and a maker of chips and software that power AI, data centers and high-end gaming. We own NVIDIA in the Fund but the position is underweight relative to the Benchmark, and therefore NVIDIA’s strong performance during the fiscal year made it a detractor from our relative results. We believe NVIDIA is a clear leader in AI chip technology, but we remain cautious on its valuation relative to the durability of its future growth.
NICE Ltd. | NICE is a global technology company that specializes in customer service software solutions. Organic cloud growth throughout the period was slower than anticipated, with the company's acquisition of LiveVox not contributing to growth as much as originally expected. The company is also experiencing challenges adapting to new technological innovations, with its business model viewed by some investors as particularly vulnerable to disruption from agentic AI.
Novo Nordisk A/S | Novo Nordisk is a global pharmaceutical company that specializes in developing and manufacturing innovative treatments for chronic diseases. Slower growth in its core obesity and diabetes drug sector as well as increased competition were major headwinds for the company during the period. We have since sold out of our position in favor of increasing our position in Eli Lilly.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class R6)	21.49%	7.20%	11.26%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 601,742,922
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,475,862
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$601,742,922
Total number of portfolio holdings	44
Total advisory fees paid	$4,475,862
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.

C000209194 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R5
Trading Symbol	GFFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class R5)	$96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 21.50%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by its underweight allocation and stock selection in the information technology sector.
What contributed to performance?
CrowdStrike Holdings, Inc. | CrowdStrike is a cybersecurity company that provides endpoint security, threat intelligence and cyberattack response services. Shares rose due to the company's strong revenue and earnings growth throughout the period, as its integrated, cloud-native cybersecurity platform continued to gain traction with enterprise clients. The launch of several new products and increased customer retention during the period also helped drive the share price higher.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta Platforms and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs).
Apple Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
NVIDIA Corp. | NVIDIA is the largest company in the world by market capitalization and a maker of chips and software that power AI, data centers and high-end gaming. We own NVIDIA in the Fund but the position is underweight relative to the Benchmark, and therefore NVIDIA’s strong performance during the fiscal year made it a detractor from our relative results. We believe NVIDIA is a clear leader in AI chip technology, but we remain cautious on its valuation relative to the durability of its future growth.
NICE Ltd. | NICE is a global technology company that specializes in customer service software solutions. Organic cloud growth throughout the period was slower than anticipated, with the company's acquisition of LiveVox not contributing to growth as much as originally expected. The company is also experiencing challenges adapting to new technological innovations, with its business model viewed by some investors as particularly vulnerable to disruption from agentic AI.
Novo Nordisk A/S | Novo Nordisk is a global pharmaceutical company that specializes in developing and manufacturing innovative treatments for chronic diseases. Slower growth in its core obesity and diabetes drug sector as well as increased competition were major headwinds for the company during the period. We have since sold out of our position in favor of increasing our position in Eli Lilly.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class R5)	21.50%	7.20%	11.09%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 601,742,922
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,475,862
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$601,742,922
Total number of portfolio holdings	44
Total advisory fees paid	$4,475,862
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.

C000209196 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class Y
Trading Symbol	GLVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class Y)	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 21.36%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by its underweight allocation and stock selection in the information technology sector.
What contributed to performance?
CrowdStrike Holdings, Inc. | CrowdStrike is a cybersecurity company that provides endpoint security, threat intelligence and cyberattack response services. Shares rose due to the company's strong revenue and earnings growth throughout the period, as its integrated, cloud-native cybersecurity platform continued to gain traction with enterprise clients. The launch of several new products and increased customer retention during the period also helped drive the share price higher.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta Platforms and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs).
Apple Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
NVIDIA Corp. | NVIDIA is the largest company in the world by market capitalization and a maker of chips and software that power AI, data centers and high-end gaming. We own NVIDIA in the Fund but the position is underweight relative to the Benchmark, and therefore NVIDIA’s strong performance during the fiscal year made it a detractor from our relative results. We believe NVIDIA is a clear leader in AI chip technology, but we remain cautious on its valuation relative to the durability of its future growth.
NICE Ltd. | NICE is a global technology company that specializes in customer service software solutions. Organic cloud growth throughout the period was slower than anticipated, with the company's acquisition of LiveVox not contributing to growth as much as originally expected. The company is also experiencing challenges adapting to new technological innovations, with its business model viewed by some investors as particularly vulnerable to disruption from agentic AI.
Novo Nordisk A/S | Novo Nordisk is a global pharmaceutical company that specializes in developing and manufacturing innovative treatments for chronic diseases. Slower growth in its core obesity and diabetes drug sector as well as increased competition were major headwinds for the company during the period. We have since sold out of our position in favor of increasing our position in Eli Lilly.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class Y)	21.36%	7.07%	11.10%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 601,742,922
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,475,862
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$601,742,922
Total number of portfolio holdings	44
Total advisory fees paid	$4,475,862
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.

C000209198 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R
Trading Symbol	GLVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class R)	$163	1.48%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 20.76%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by its underweight allocation and stock selection in the information technology sector.
What contributed to performance?
CrowdStrike Holdings, Inc. | CrowdStrike is a cybersecurity company that provides endpoint security, threat intelligence and cyberattack response services. Shares rose due to the company's strong revenue and earnings growth throughout the period, as its integrated, cloud-native cybersecurity platform continued to gain traction with enterprise clients. The launch of several new products and increased customer retention during the period also helped drive the share price higher.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta Platforms and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs).
Apple Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
NVIDIA Corp. | NVIDIA is the largest company in the world by market capitalization and a maker of chips and software that power AI, data centers and high-end gaming. We own NVIDIA in the Fund but the position is underweight relative to the Benchmark, and therefore NVIDIA’s strong performance during the fiscal year made it a detractor from our relative results. We believe NVIDIA is a clear leader in AI chip technology, but we remain cautious on its valuation relative to the durability of its future growth.
NICE Ltd. | NICE is a global technology company that specializes in customer service software solutions. Organic cloud growth throughout the period was slower than anticipated, with the company's acquisition of LiveVox not contributing to growth as much as originally expected. The company is also experiencing challenges adapting to new technological innovations, with its business model viewed by some investors as particularly vulnerable to disruption from agentic AI.
Novo Nordisk A/S | Novo Nordisk is a global pharmaceutical company that specializes in developing and manufacturing innovative treatments for chronic diseases. Slower growth in its core obesity and diabetes drug sector as well as increased competition were major headwinds for the company during the period. We have since sold out of our position in favor of increasing our position in Eli Lilly.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class R)	20.76%	6.55%	10.56%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 601,742,922
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,475,862
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$601,742,922
Total number of portfolio holdings	44
Total advisory fees paid	$4,475,862
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.

C000209197 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class C
Trading Symbol	GLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class C)	$218	1.98%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 20.13%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by its underweight allocation and stock selection in the information technology sector.
What contributed to performance?
CrowdStrike Holdings, Inc. | CrowdStrike is a cybersecurity company that provides endpoint security, threat intelligence and cyberattack response services. Shares rose due to the company's strong revenue and earnings growth throughout the period, as its integrated, cloud-native cybersecurity platform continued to gain traction with enterprise clients. The launch of several new products and increased customer retention during the period also helped drive the share price higher.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta Platforms and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs).
Apple Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
NVIDIA Corp. | NVIDIA is the largest company in the world by market capitalization and a maker of chips and software that power AI, data centers and high-end gaming. We own NVIDIA in the Fund but the position is underweight relative to the Benchmark, and therefore NVIDIA’s strong performance during the fiscal year made it a detractor from our relative results. We believe NVIDIA is a clear leader in AI chip technology, but we remain cautious on its valuation relative to the durability of its future growth.
NICE Ltd. | NICE is a global technology company that specializes in customer service software solutions. Organic cloud growth throughout the period was slower than anticipated, with the company's acquisition of LiveVox not contributing to growth as much as originally expected. The company is also experiencing challenges adapting to new technological innovations, with its business model viewed by some investors as particularly vulnerable to disruption from agentic AI.
Novo Nordisk A/S | Novo Nordisk is a global pharmaceutical company that specializes in developing and manufacturing innovative treatments for chronic diseases. Slower growth in its core obesity and diabetes drug sector as well as increased competition were major headwinds for the company during the period. We have since sold out of our position in favor of increasing our position in Eli Lilly.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class C) —including sales charge	19.13%	6.00%	10.16%
Invesco Global Focus Fund (Class C) —excluding sales charge	20.13%	6.00%	10.16%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 601,742,922
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,475,862
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$601,742,922
Total number of portfolio holdings	44
Total advisory fees paid	$4,475,862
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.

C000209195 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class A
Trading Symbol	GLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class A)	$136	1.23%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 21.05%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by its underweight allocation and stock selection in the information technology sector.
What contributed to performance?
CrowdStrike Holdings, Inc. | CrowdStrike is a cybersecurity company that provides endpoint security, threat intelligence and cyberattack response services. Shares rose due to the company's strong revenue and earnings growth throughout the period, as its integrated, cloud-native cybersecurity platform continued to gain traction with enterprise clients. The launch of several new products and increased customer retention during the period also helped drive the share price higher.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta Platforms and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs).
Apple Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
NVIDIA Corp. | NVIDIA is the largest company in the world by market capitalization and a maker of chips and software that power AI, data centers and high-end gaming. We own NVIDIA in the Fund but the position is underweight relative to the Benchmark, and therefore NVIDIA’s strong performance during the fiscal year made it a detractor from our relative results. We believe NVIDIA is a clear leader in AI chip technology, but we remain cautious on its valuation relative to the durability of its future growth.
NICE Ltd. | NICE is a global technology company that specializes in customer service software solutions. Organic cloud growth throughout the period was slower than anticipated, with the company's acquisition of LiveVox not contributing to growth as much as originally expected. The company is also experiencing challenges adapting to new technological innovations, with its business model viewed by some investors as particularly vulnerable to disruption from agentic AI.
Novo Nordisk A/S | Novo Nordisk is a global pharmaceutical company that specializes in developing and manufacturing innovative treatments for chronic diseases. Slower growth in its core obesity and diabetes drug sector as well as increased competition were major headwinds for the company during the period. We have since sold out of our position in favor of increasing our position in Eli Lilly.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class A) —including sales charge	14.39%	5.61%	10.20%
Invesco Global Focus Fund (Class A) —excluding sales charge	21.05%	6.81%	10.83%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 601,742,922
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,475,862
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$601,742,922
Total number of portfolio holdings	44
Total advisory fees paid	$4,475,862
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.22%
Meta Platforms, Inc., Class A	6.67%
Amazon.com, Inc.	6.66%
Mastercard, Inc., Class A	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.33%
Tencent Holdings Ltd.	4.18%
Uber Technologies, Inc.	3.91%
CrowdStrike Holdings, Inc., Class A	3.62%
Thermo Fisher Scientific, Inc.	3.44%
Broadcom, Inc.	3.43%
* Excluding money market fund holdings, if any.

C000209203 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class A
Trading Symbol	OSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class A)	$149	1.41%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 10.94%. For the same time period, the MSCI ACWI ex USA SMID Cap Index (Net) returned 24.52%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the industrials and financials sectors. The Fund's underweight allocation to the financials sector also hurt relative performance.
What contributed to performance?
ChemoMetec A/S | A Danish company that is the leading maker of cell counters needed in life science research. After sales declined in fiscal year 2024 on the back of funding challenges among their biotech clients, ChemoMetec introduced new products which were well received and has re-invigorated growth and improved profitability.
TechnoPro Holdings, Inc. | A Japanese company that specializes as a provider of engineer staffing, construction outsourcing and outsourced research and development. The stock rose due to a takeover offer which took the company private. We exited our position during the period.
What detracted from performance?
Sysmex Corp. | A Japanese company that specializes in providing the equipment and consumable supplies necessary for blood testing. Its share price has reacted unfavorably to a value-based pricing regime impacting its Chinese sales, as well as intensified competition and uncertainty around US tariff effects. However, we see considerable value in its core hematology practice and view most of the headwinds as temporary.
Bunzl plc | A UK based global company that provides businesses with the non-consumable products they need in order to sell the consumables and services they in turn provide to their customers. Margins have come under some pressure, impacting the share price, as has modestly slower growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class A) —including sales charge	4.76%	0.99%	5.89%
Invesco International Small-Mid Company Fund (Class A) —excluding sales charge	10.94%	2.14%	6.49%
MSCI ACWI ex USA SMID Cap Index (Net)	24.52%	10.41%	7.40%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,760,389,128
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 33,264,105
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,760,389,128
Total number of portfolio holdings	105
Total advisory fees paid	$33,264,105
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.

C000209202 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class C
Trading Symbol	OSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class C)	$228	2.17%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 10.09%. For the same time period, the MSCI ACWI ex USA SMID Cap Index (Net) returned 24.52%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the industrials and financials sectors. The Fund's underweight allocation to the financials sector also hurt relative performance.
What contributed to performance?
ChemoMetec A/S | A Danish company that is the leading maker of cell counters needed in life science research. After sales declined in fiscal year 2024 on the back of funding challenges among their biotech clients, ChemoMetec introduced new products which were well received and has re-invigorated growth and improved profitability.
TechnoPro Holdings, Inc. | A Japanese company that specializes as a provider of engineer staffing, construction outsourcing and outsourced research and development. The stock rose due to a takeover offer which took the company private. We exited our position during the period.
What detracted from performance?
Sysmex Corp. | A Japanese company that specializes in providing the equipment and consumable supplies necessary for blood testing. Its share price has reacted unfavorably to a value-based pricing regime impacting its Chinese sales, as well as intensified competition and uncertainty around US tariff effects. However, we see considerable value in its core hematology practice and view most of the headwinds as temporary.
Bunzl plc | A UK based global company that provides businesses with the non-consumable products they need in order to sell the consumables and services they in turn provide to their customers. Margins have come under some pressure, impacting the share price, as has modestly slower growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class C) —including sales charge	9.03%	1.36%	5.85%
Invesco International Small-Mid Company Fund (Class C) —excluding sales charge	10.09%	1.36%	5.85%
MSCI ACWI ex USA SMID Cap Index (Net)	24.52%	10.41%	7.40%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,760,389,128
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 33,264,105
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,760,389,128
Total number of portfolio holdings	105
Total advisory fees paid	$33,264,105
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.

C000209201 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R
Trading Symbol	OSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class R)	$176	1.67%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 10.64%. For the same time period, the MSCI ACWI ex USA SMID Cap Index (Net) returned 24.52%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the industrials and financials sectors. The Fund's underweight allocation to the financials sector also hurt relative performance.
What contributed to performance?
ChemoMetec A/S | A Danish company that is the leading maker of cell counters needed in life science research. After sales declined in fiscal year 2024 on the back of funding challenges among their biotech clients, ChemoMetec introduced new products which were well received and has re-invigorated growth and improved profitability.
TechnoPro Holdings, Inc. | A Japanese company that specializes as a provider of engineer staffing, construction outsourcing and outsourced research and development. The stock rose due to a takeover offer which took the company private. We exited our position during the period.
What detracted from performance?
Sysmex Corp. | A Japanese company that specializes in providing the equipment and consumable supplies necessary for blood testing. Its share price has reacted unfavorably to a value-based pricing regime impacting its Chinese sales, as well as intensified competition and uncertainty around US tariff effects. However, we see considerable value in its core hematology practice and view most of the headwinds as temporary.
Bunzl plc | A UK based global company that provides businesses with the non-consumable products they need in order to sell the consumables and services they in turn provide to their customers. Margins have come under some pressure, impacting the share price, as has modestly slower growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class R)	10.64%	1.87%	6.22%
MSCI ACWI ex USA SMID Cap Index (Net)	24.52%	10.41%	7.40%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,760,389,128
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 33,264,105
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,760,389,128
Total number of portfolio holdings	105
Total advisory fees paid	$33,264,105
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.

C000209204 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class Y
Trading Symbol	OSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class Y)	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 11.20%. For the same time period, the MSCI ACWI ex USA SMID Cap Index (Net) returned 24.52%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the industrials and financials sectors. The Fund's underweight allocation to the financials sector also hurt relative performance.
What contributed to performance?
ChemoMetec A/S | A Danish company that is the leading maker of cell counters needed in life science research. After sales declined in fiscal year 2024 on the back of funding challenges among their biotech clients, ChemoMetec introduced new products which were well received and has re-invigorated growth and improved profitability.
TechnoPro Holdings, Inc. | A Japanese company that specializes as a provider of engineer staffing, construction outsourcing and outsourced research and development. The stock rose due to a takeover offer which took the company private. We exited our position during the period.
What detracted from performance?
Sysmex Corp. | A Japanese company that specializes in providing the equipment and consumable supplies necessary for blood testing. Its share price has reacted unfavorably to a value-based pricing regime impacting its Chinese sales, as well as intensified competition and uncertainty around US tariff effects. However, we see considerable value in its core hematology practice and view most of the headwinds as temporary.
Bunzl plc | A UK based global company that provides businesses with the non-consumable products they need in order to sell the consumables and services they in turn provide to their customers. Margins have come under some pressure, impacting the share price, as has modestly slower growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class Y)	11.20%	2.39%	6.75%
MSCI ACWI ex USA SMID Cap Index (Net)	24.52%	10.41%	7.40%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,760,389,128
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 33,264,105
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,760,389,128
Total number of portfolio holdings	105
Total advisory fees paid	$33,264,105
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.

C000209200 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R5
Trading Symbol	INSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class R5)	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 11.29%. For the same time period, the MSCI ACWI ex USA SMID Cap Index (Net) returned 24.52%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the industrials and financials sectors. The Fund's underweight allocation to the financials sector also hurt relative performance.
What contributed to performance?
ChemoMetec A/S | A Danish company that is the leading maker of cell counters needed in life science research. After sales declined in fiscal year 2024 on the back of funding challenges among their biotech clients, ChemoMetec introduced new products which were well received and has re-invigorated growth and improved profitability.
TechnoPro Holdings, Inc. | A Japanese company that specializes as a provider of engineer staffing, construction outsourcing and outsourced research and development. The stock rose due to a takeover offer which took the company private. We exited our position during the period.
What detracted from performance?
Sysmex Corp. | A Japanese company that specializes in providing the equipment and consumable supplies necessary for blood testing. Its share price has reacted unfavorably to a value-based pricing regime impacting its Chinese sales, as well as intensified competition and uncertainty around US tariff effects. However, we see considerable value in its core hematology practice and view most of the headwinds as temporary.
Bunzl plc | A UK based global company that provides businesses with the non-consumable products they need in order to sell the consumables and services they in turn provide to their customers. Margins have come under some pressure, impacting the share price, as has modestly slower growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class R5)	11.29%	2.48%	6.72%
MSCI ACWI ex USA SMID Cap Index (Net)	24.52%	10.41%	7.40%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,760,389,128
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 33,264,105
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,760,389,128
Total number of portfolio holdings	105
Total advisory fees paid	$33,264,105
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.

C000209199 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R6
Trading Symbol	OSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class R6)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 11.39%. For the same time period, the MSCI ACWI ex USA SMID Cap Index (Net) returned 24.52%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the industrials and financials sectors. The Fund's underweight allocation to the financials sector also hurt relative performance.
What contributed to performance?
ChemoMetec A/S | A Danish company that is the leading maker of cell counters needed in life science research. After sales declined in fiscal year 2024 on the back of funding challenges among their biotech clients, ChemoMetec introduced new products which were well received and has re-invigorated growth and improved profitability.
TechnoPro Holdings, Inc. | A Japanese company that specializes as a provider of engineer staffing, construction outsourcing and outsourced research and development. The stock rose due to a takeover offer which took the company private. We exited our position during the period.
What detracted from performance?
Sysmex Corp. | A Japanese company that specializes in providing the equipment and consumable supplies necessary for blood testing. Its share price has reacted unfavorably to a value-based pricing regime impacting its Chinese sales, as well as intensified competition and uncertainty around US tariff effects. However, we see considerable value in its core hematology practice and view most of the headwinds as temporary.
Bunzl plc | A UK based global company that provides businesses with the non-consumable products they need in order to sell the consumables and services they in turn provide to their customers. Margins have come under some pressure, impacting the share price, as has modestly slower growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class R6)	11.39%	2.52%	6.91%
MSCI ACWI ex USA SMID Cap Index (Net)	24.52%	10.41%	7.40%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,760,389,128
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 33,264,105
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,760,389,128
Total number of portfolio holdings	105
Total advisory fees paid	$33,264,105
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.62%
Carl Zeiss Meditec AG, BR	2.34%
WEG S.A.	2.13%
Disco Corp.	1.97%
Spirax Group PLC	1.96%
Weir Group PLC (The)	1.89%
PT Telkom Indonesia (Persero) Tbk	1.77%
Azbil Corp.	1.70%
Toyo Suisan Kaisha Ltd.	1.69%
ChemoMetec A/S	1.57%
* Excluding money market fund holdings, if any.

C000209209 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R6
Trading Symbol	OGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class R6)	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 17.64%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by stock selection and underweight allocation in the information technology sector.
What contributed to performance?
Lam Research Corp. | Lam Research, a leading provider of wafer-fabrication equipment, benefited from strong demand for advanced memory and logic chips driven by AI and high-performance computing. Increased spending by major chipmakers supports a positive market outlook, and we view Lam as a compelling long-term investment. We added to the Fund’s position during the fiscal year.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs). Alphabet remained the Fund’s largest position.
Apple, Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain, and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
DLF Ltd. | DLF, a leading Indian real estate developer, benefits from structural growth drivers such as rising affluence, urban migration, and favorable reforms. Despite a constructive long-term outlook, the stock declined on weaker sentiment and a recent revenue miss. We continue to view this as a high-conviction holding in the Fund.
JD.com, Inc. | JD.com, a Chinese e-commerce and supply chain technology provider, faced headwinds from a weak consumer market, geopolitical tensions, and rising competition in food delivery. While the company is pursuing aggressive expansion, these initiatives raised investor concerns about the long-term profitability and sustainability of its strategy.
S&P Global, Inc. | S&P Global, a leading provider of financial data and analytics, came under pressure after sector-wide negative sentiment and a competitor’s weak revenue outlook. The company also lowered its full-year guidance due to ongoing macroeconomic challenges.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class R6)	17.64%	11.44%	10.94%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,458,891,709
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 58,677,486
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$9,458,891,709
Total number of portfolio holdings	66
Total advisory fees paid	$58,677,486
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.

C000209208 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R5
Trading Symbol	GFDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class R5)	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 17.55%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by stock selection and underweight allocation in the information technology sector.
What contributed to performance?
Lam Research Corp. | Lam Research, a leading provider of wafer-fabrication equipment, benefited from strong demand for advanced memory and logic chips driven by AI and high-performance computing. Increased spending by major chipmakers supports a positive market outlook, and we view Lam as a compelling long-term investment. We added to the Fund’s position during the fiscal year.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs). Alphabet remained the Fund’s largest position.
Apple, Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain, and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
DLF Ltd. | DLF, a leading Indian real estate developer, benefits from structural growth drivers such as rising affluence, urban migration, and favorable reforms. Despite a constructive long-term outlook, the stock declined on weaker sentiment and a recent revenue miss. We continue to view this as a high-conviction holding in the Fund.
JD.com, Inc. | JD.com, a Chinese e-commerce and supply chain technology provider, faced headwinds from a weak consumer market, geopolitical tensions, and rising competition in food delivery. While the company is pursuing aggressive expansion, these initiatives raised investor concerns about the long-term profitability and sustainability of its strategy.
S&P Global, Inc. | S&P Global, a leading provider of financial data and analytics, came under pressure after sector-wide negative sentiment and a competitor’s weak revenue outlook. The company also lowered its full-year guidance due to ongoing macroeconomic challenges.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class R5)	17.55%	11.41%	10.76%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,458,891,709
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 58,677,486
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$9,458,891,709
Total number of portfolio holdings	66
Total advisory fees paid	$58,677,486
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.

C000209207 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class Y
Trading Symbol	OGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class Y)	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 17.52%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by stock selection and underweight allocation in the information technology sector.
What contributed to performance?
Lam Research Corp. | Lam Research, a leading provider of wafer-fabrication equipment, benefited from strong demand for advanced memory and logic chips driven by AI and high-performance computing. Increased spending by major chipmakers supports a positive market outlook, and we view Lam as a compelling long-term investment. We added to the Fund’s position during the fiscal year.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs). Alphabet remained the Fund’s largest position.
Apple, Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain, and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
DLF Ltd. | DLF, a leading Indian real estate developer, benefits from structural growth drivers such as rising affluence, urban migration, and favorable reforms. Despite a constructive long-term outlook, the stock declined on weaker sentiment and a recent revenue miss. We continue to view this as a high-conviction holding in the Fund.
JD.com, Inc. | JD.com, a Chinese e-commerce and supply chain technology provider, faced headwinds from a weak consumer market, geopolitical tensions, and rising competition in food delivery. While the company is pursuing aggressive expansion, these initiatives raised investor concerns about the long-term profitability and sustainability of its strategy.
S&P Global, Inc. | S&P Global, a leading provider of financial data and analytics, came under pressure after sector-wide negative sentiment and a competitor’s weak revenue outlook. The company also lowered its full-year guidance due to ongoing macroeconomic challenges.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class Y)	17.52%	11.31%	10.78%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,458,891,709
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 58,677,486
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$9,458,891,709
Total number of portfolio holdings	66
Total advisory fees paid	$58,677,486
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.

C000209206 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R
Trading Symbol	OGLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class R)	$141	1.30%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 16.95%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by stock selection and underweight allocation in the information technology sector.
What contributed to performance?
Lam Research Corp. | Lam Research, a leading provider of wafer-fabrication equipment, benefited from strong demand for advanced memory and logic chips driven by AI and high-performance computing. Increased spending by major chipmakers supports a positive market outlook, and we view Lam as a compelling long-term investment. We added to the Fund’s position during the fiscal year.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs). Alphabet remained the Fund’s largest position.
Apple, Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain, and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
DLF Ltd. | DLF, a leading Indian real estate developer, benefits from structural growth drivers such as rising affluence, urban migration, and favorable reforms. Despite a constructive long-term outlook, the stock declined on weaker sentiment and a recent revenue miss. We continue to view this as a high-conviction holding in the Fund.
JD.com, Inc. | JD.com, a Chinese e-commerce and supply chain technology provider, faced headwinds from a weak consumer market, geopolitical tensions, and rising competition in food delivery. While the company is pursuing aggressive expansion, these initiatives raised investor concerns about the long-term profitability and sustainability of its strategy.
S&P Global, Inc. | S&P Global, a leading provider of financial data and analytics, came under pressure after sector-wide negative sentiment and a competitor’s weak revenue outlook. The company also lowered its full-year guidance due to ongoing macroeconomic challenges.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class R)	16.95%	10.75%	10.23%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,458,891,709
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 58,677,486
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$9,458,891,709
Total number of portfolio holdings	66
Total advisory fees paid	$58,677,486
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.

C000209205 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class C
Trading Symbol	OGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class C)	$195	1.80%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 16.34%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by stock selection and underweight allocation in the information technology sector.
What contributed to performance?
Lam Research Corp. | Lam Research, a leading provider of wafer-fabrication equipment, benefited from strong demand for advanced memory and logic chips driven by AI and high-performance computing. Increased spending by major chipmakers supports a positive market outlook, and we view Lam as a compelling long-term investment. We added to the Fund’s position during the fiscal year.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs). Alphabet remained the Fund’s largest position.
Apple, Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain, and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
DLF Ltd. | DLF, a leading Indian real estate developer, benefits from structural growth drivers such as rising affluence, urban migration, and favorable reforms. Despite a constructive long-term outlook, the stock declined on weaker sentiment and a recent revenue miss. We continue to view this as a high-conviction holding in the Fund.
JD.com, Inc. | JD.com, a Chinese e-commerce and supply chain technology provider, faced headwinds from a weak consumer market, geopolitical tensions, and rising competition in food delivery. While the company is pursuing aggressive expansion, these initiatives raised investor concerns about the long-term profitability and sustainability of its strategy.
S&P Global, Inc. | S&P Global, a leading provider of financial data and analytics, came under pressure after sector-wide negative sentiment and a competitor’s weak revenue outlook. The company also lowered its full-year guidance due to ongoing macroeconomic challenges.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class C) —including sales charge	15.36%	10.21%	9.85%
Invesco Global Fund (Class C) —excluding sales charge	16.34%	10.21%	9.85%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,458,891,709
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 58,677,486
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$9,458,891,709
Total number of portfolio holdings	66
Total advisory fees paid	$58,677,486
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.

C000209210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class A
Trading Symbol	OPPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class A)	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the United States, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 17.25%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 29.99%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by stock selection and underweight allocation in the information technology sector.
What contributed to performance?
Lam Research Corp. | Lam Research, a leading provider of wafer-fabrication equipment, benefited from strong demand for advanced memory and logic chips driven by AI and high-performance computing. Increased spending by major chipmakers supports a positive market outlook, and we view Lam as a compelling long-term investment. We added to the Fund’s position during the fiscal year.
Alphabet, Inc. | Alphabet, Google’s parent company, posted strong results, driven by AI growth and its advertising and cloud businesses, including a major cloud deal with Meta and a partnership with OpenAI. Shares rose after a favorable antitrust ruling in early September 2025, while the company continued to dominate search advertising and advance its AI strategy through Gemini (Google’s AI assistant), which we believe has outperformed other leading large language models (LLMs). Alphabet remained the Fund’s largest position.
Apple, Inc. | Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain, and what we view as lagging progress in key transformational technologies such as AI.
What detracted from performance?
DLF Ltd. | DLF, a leading Indian real estate developer, benefits from structural growth drivers such as rising affluence, urban migration, and favorable reforms. Despite a constructive long-term outlook, the stock declined on weaker sentiment and a recent revenue miss. We continue to view this as a high-conviction holding in the Fund.
JD.com, Inc. | JD.com, a Chinese e-commerce and supply chain technology provider, faced headwinds from a weak consumer market, geopolitical tensions, and rising competition in food delivery. While the company is pursuing aggressive expansion, these initiatives raised investor concerns about the long-term profitability and sustainability of its strategy.
S&P Global, Inc. | S&P Global, a leading provider of financial data and analytics, came under pressure after sector-wide negative sentiment and a competitor’s weak revenue outlook. The company also lowered its full-year guidance due to ongoing macroeconomic challenges.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class A) —including sales charge	10.81%	9.81%	9.90%
Invesco Global Fund (Class A) —excluding sales charge	17.25%	11.05%	10.52%
MSCI ACWI Growth Index (Net)	29.99%	14.75%	13.92%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,458,891,709
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 58,677,486
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$9,458,891,709
Total number of portfolio holdings	66
Total advisory fees paid	$58,677,486
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	10.62%
Meta Platforms, Inc., Class A	5.81%
NVIDIA Corp.	5.67%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.70%
S&P Global, Inc.	3.70%
Airbus SE	3.57%
DLF Ltd.	3.37%
Broadcom, Inc.	3.30%
Lam Research Corp.	3.16%
Microsoft Corp.	3.10%
* Excluding money market fund holdings, if any.

C000209214 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class A
Trading Symbol	OPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class A)	$117	1.14%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 5.41%. For the same time period, the MSCI ACWI SMID Cap Index (Net) returned 16.71%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the financials and consumer discretionary sectors.
What contributed to performance?
Palantir Technologies Inc. | Palantir Technologies is a US-based technology company that develops and deploys software platforms to help organizations and governments analyze large amounts of data to make more informed decisions. Performance over the period was driven by demand for AI-powered software as well as an increased full-year 2025 revenue growth outlook which reinforced investor confidence. We exited the position during the period.
Comfort Systems USA, Inc. | Comfort Systems USA is a leading provider of mechanical and electrical contracting services that specializes in installing, maintaining and repairing HVAC, plumbing, electrical and automation systems throughout the US. Demand for HVAC and electrical services in data centers and large infrastructure projects fueled growth over the period.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. Cryptocurrencies, options and equity trading volumes as well as the company's expanding user base throughout the period drove strong returns.
What detracted from performance?
Advanced Micro Devices, Inc. | Advanced Micro Devices is a US-based semiconductor company that designs and produces high-performance computing and graphics solutions. A lack of clarity on long-term demand and increased competition led to major headwinds for the company during the period. Therefore, we exited the position during the period.
Manhattan Associates, Inc. | Manhattan Associates is a software company which provides supply chain and omnichannel commerce solutions for clients. The company faced challenges due to concerns about a slowdown in consumer spending. We exited the position during the period.
MarketAxess Holdings, Inc. | MarketAxess Holdings is an international financial technology company that operates an electronic trading platform for institutional credit. A weaker US credit trading environment, fee compression and increased competition led to challenges. We exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class A) —including sales charge	-0.36%	-3.87%	5.93%
Invesco Global Opportunities Fund (Class A) —excluding sales charge	5.41%	-2.78%	6.53%
MSCI ACWI SMID Cap Index (Net)	16.71%	11.21%	8.77%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,365,819,509
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 17,451,521
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,365,819,509
Total number of portfolio holdings	181
Total advisory fees paid	$17,451,521
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.

C000209215 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class C
Trading Symbol	OGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class C)	$194	1.90%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.90%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 4.62%. For the same time period, the MSCI ACWI SMID Cap Index (Net) returned 16.71%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the financials and consumer discretionary sectors.
What contributed to performance?
Palantir Technologies Inc. | Palantir Technologies is a US-based technology company that develops and deploys software platforms to help organizations and governments analyze large amounts of data to make more informed decisions. Performance over the period was driven by demand for AI-powered software as well as an increased full-year 2025 revenue growth outlook which reinforced investor confidence. We exited the position during the period.
Comfort Systems USA, Inc. | Comfort Systems USA is a leading provider of mechanical and electrical contracting services that specializes in installing, maintaining and repairing HVAC, plumbing, electrical and automation systems throughout the US. Demand for HVAC and electrical services in data centers and large infrastructure projects fueled growth over the period.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. Cryptocurrencies, options and equity trading volumes as well as the company's expanding user base throughout the period drove strong returns.
What detracted from performance?
Advanced Micro Devices, Inc. | Advanced Micro Devices is a US-based semiconductor company that designs and produces high-performance computing and graphics solutions. A lack of clarity on long-term demand and increased competition led to major headwinds for the company during the period. Therefore, we exited the position during the period.
Manhattan Associates, Inc. | Manhattan Associates is a software company which provides supply chain and omnichannel commerce solutions for clients. The company faced challenges due to concerns about a slowdown in consumer spending. We exited the position during the period.
MarketAxess Holdings, Inc. | MarketAxess Holdings is an international financial technology company that operates an electronic trading platform for institutional credit. A weaker US credit trading environment, fee compression and increased competition led to challenges. We exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class C) —including sales charge	3.65%	-3.51%	5.88%
Invesco Global Opportunities Fund (Class C) —excluding sales charge	4.62%	-3.51%	5.88%
MSCI ACWI SMID Cap Index (Net)	16.71%	11.21%	8.77%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,365,819,509
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 17,451,521
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,365,819,509
Total number of portfolio holdings	181
Total advisory fees paid	$17,451,521
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.

C000209216 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R
Trading Symbol	OGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class R)	$144	1.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 5.15%. For the same time period, the MSCI ACWI SMID Cap Index (Net) returned 16.71%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the financials and consumer discretionary sectors.
What contributed to performance?
Palantir Technologies Inc. | Palantir Technologies is a US-based technology company that develops and deploys software platforms to help organizations and governments analyze large amounts of data to make more informed decisions. Performance over the period was driven by demand for AI-powered software as well as an increased full-year 2025 revenue growth outlook which reinforced investor confidence. We exited the position during the period.
Comfort Systems USA, Inc. | Comfort Systems USA is a leading provider of mechanical and electrical contracting services that specializes in installing, maintaining and repairing HVAC, plumbing, electrical and automation systems throughout the US. Demand for HVAC and electrical services in data centers and large infrastructure projects fueled growth over the period.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. Cryptocurrencies, options and equity trading volumes as well as the company's expanding user base throughout the period drove strong returns.
What detracted from performance?
Advanced Micro Devices, Inc. | Advanced Micro Devices is a US-based semiconductor company that designs and produces high-performance computing and graphics solutions. A lack of clarity on long-term demand and increased competition led to major headwinds for the company during the period. Therefore, we exited the position during the period.
Manhattan Associates, Inc. | Manhattan Associates is a software company which provides supply chain and omnichannel commerce solutions for clients. The company faced challenges due to concerns about a slowdown in consumer spending. We exited the position during the period.
MarketAxess Holdings, Inc. | MarketAxess Holdings is an international financial technology company that operates an electronic trading platform for institutional credit. A weaker US credit trading environment, fee compression and increased competition led to challenges. We exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class R)	5.15%	-3.03%	6.25%
MSCI ACWI SMID Cap Index (Net)	16.71%	11.21%	8.77%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,365,819,509
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 17,451,521
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,365,819,509
Total number of portfolio holdings	181
Total advisory fees paid	$17,451,521
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.

C000209213 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class Y
Trading Symbol	OGIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class Y)	$93	0.90%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 5.68%. For the same time period, the MSCI ACWI SMID Cap Index (Net) returned 16.71%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the financials and consumer discretionary sectors.
What contributed to performance?
Palantir Technologies Inc. | Palantir Technologies is a US-based technology company that develops and deploys software platforms to help organizations and governments analyze large amounts of data to make more informed decisions. Performance over the period was driven by demand for AI-powered software as well as an increased full-year 2025 revenue growth outlook which reinforced investor confidence. We exited the position during the period.
Comfort Systems USA, Inc. | Comfort Systems USA is a leading provider of mechanical and electrical contracting services that specializes in installing, maintaining and repairing HVAC, plumbing, electrical and automation systems throughout the US. Demand for HVAC and electrical services in data centers and large infrastructure projects fueled growth over the period.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. Cryptocurrencies, options and equity trading volumes as well as the company's expanding user base throughout the period drove strong returns.
What detracted from performance?
Advanced Micro Devices, Inc. | Advanced Micro Devices is a US-based semiconductor company that designs and produces high-performance computing and graphics solutions. A lack of clarity on long-term demand and increased competition led to major headwinds for the company during the period. Therefore, we exited the position during the period.
Manhattan Associates, Inc. | Manhattan Associates is a software company which provides supply chain and omnichannel commerce solutions for clients. The company faced challenges due to concerns about a slowdown in consumer spending. We exited the position during the period.
MarketAxess Holdings, Inc. | MarketAxess Holdings is an international financial technology company that operates an electronic trading platform for institutional credit. A weaker US credit trading environment, fee compression and increased competition led to challenges. We exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class Y)	5.68%	-2.54%	6.79%
MSCI ACWI SMID Cap Index (Net)	16.71%	11.21%	8.77%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,365,819,509
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 17,451,521
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,365,819,509
Total number of portfolio holdings	181
Total advisory fees paid	$17,451,521
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.

C000209211 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R5
Trading Symbol	GOFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class R5)	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 5.79%. For the same time period, the MSCI ACWI SMID Cap Index (Net) returned 16.71%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the financials and consumer discretionary sectors.
What contributed to performance?
Palantir Technologies Inc. | Palantir Technologies is a US-based technology company that develops and deploys software platforms to help organizations and governments analyze large amounts of data to make more informed decisions. Performance over the period was driven by demand for AI-powered software as well as an increased full-year 2025 revenue growth outlook which reinforced investor confidence. We exited the position during the period.
Comfort Systems USA, Inc. | Comfort Systems USA is a leading provider of mechanical and electrical contracting services that specializes in installing, maintaining and repairing HVAC, plumbing, electrical and automation systems throughout the US. Demand for HVAC and electrical services in data centers and large infrastructure projects fueled growth over the period.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. Cryptocurrencies, options and equity trading volumes as well as the company's expanding user base throughout the period drove strong returns.
What detracted from performance?
Advanced Micro Devices, Inc. | Advanced Micro Devices is a US-based semiconductor company that designs and produces high-performance computing and graphics solutions. A lack of clarity on long-term demand and increased competition led to major headwinds for the company during the period. Therefore, we exited the position during the period.
Manhattan Associates, Inc. | Manhattan Associates is a software company which provides supply chain and omnichannel commerce solutions for clients. The company faced challenges due to concerns about a slowdown in consumer spending. We exited the position during the period.
MarketAxess Holdings, Inc. | MarketAxess Holdings is an international financial technology company that operates an electronic trading platform for institutional credit. A weaker US credit trading environment, fee compression and increased competition led to challenges. We exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class R5)	5.79%	-2.45%	6.76%
MSCI ACWI SMID Cap Index (Net)	16.71%	11.21%	8.77%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,365,819,509
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 17,451,521
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,365,819,509
Total number of portfolio holdings	181
Total advisory fees paid	$17,451,521
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.

C000209212 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R6
Trading Symbol	OGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class R6)	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during this period, particularly outside the US, creating a headwind for actively managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 5.84%. For the same time period, the MSCI ACWI SMID Cap Index (Net) returned 16.71%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in the financials and consumer discretionary sectors.
What contributed to performance?
Palantir Technologies Inc. | Palantir Technologies is a US-based technology company that develops and deploys software platforms to help organizations and governments analyze large amounts of data to make more informed decisions. Performance over the period was driven by demand for AI-powered software as well as an increased full-year 2025 revenue growth outlook which reinforced investor confidence. We exited the position during the period.
Comfort Systems USA, Inc. | Comfort Systems USA is a leading provider of mechanical and electrical contracting services that specializes in installing, maintaining and repairing HVAC, plumbing, electrical and automation systems throughout the US. Demand for HVAC and electrical services in data centers and large infrastructure projects fueled growth over the period.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. Cryptocurrencies, options and equity trading volumes as well as the company's expanding user base throughout the period drove strong returns.
What detracted from performance?
Advanced Micro Devices, Inc. | Advanced Micro Devices is a US-based semiconductor company that designs and produces high-performance computing and graphics solutions. A lack of clarity on long-term demand and increased competition led to major headwinds for the company during the period. Therefore, we exited the position during the period.
Manhattan Associates, Inc. | Manhattan Associates is a software company which provides supply chain and omnichannel commerce solutions for clients. The company faced challenges due to concerns about a slowdown in consumer spending. We exited the position during the period.
MarketAxess Holdings, Inc. | MarketAxess Holdings is an international financial technology company that operates an electronic trading platform for institutional credit. A weaker US credit trading environment, fee compression and increased competition led to challenges. We exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class R6)	5.84%	-2.41%	6.95%
MSCI ACWI SMID Cap Index (Net)	16.71%	11.21%	8.77%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,365,819,509
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 17,451,521
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,365,819,509
Total number of portfolio holdings	181
Total advisory fees paid	$17,451,521
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	1.92%
Monolithic Power Systems, Inc.	1.86%
Cloudflare, Inc., Class A	1.81%
Hilton Worldwide Holdings, Inc.	1.79%
Comfort Systems USA, Inc.	1.74%
Vertiv Holdings Co., Class A	1.65%
Quanta Services, Inc.	1.47%
Cencora, Inc.	1.43%
Axon Enterprise, Inc.	1.29%
Flex Ltd.	1.23%
* Excluding money market fund holdings, if any.

C000209217 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R6
Trading Symbol	QMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class R6)	$103	0.91%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%	[20]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly and major central banks cut rates amid easing inflation. International equities advanced overall as investors generally rotated away from US equities and towards international and emerging markets amid a weaker US dollar and policy uncertainty.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 25.66%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the “Benchmark”) returned 24.93%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks provided growth over the fiscal year and performed in-line with the Benchmark. The markets' focus shifted away from the US throughout the early part of 2025 and boosted international peers on a relative basis. In particular, the Fund's portfolio saw strong relative performance from the German industrial and defense sectors as geopolitical tensions ran high and countries began to focus on defense modernization programs.
What detracted from performance?
Factor tilts to low-volatility stocks | The Fund’s exposure to low-volatility stocks helped cushion market volatility and drawdowns, particularly in early April around Liberation Day. However, the Fund's defensive positioning weighed on relative performance as markets sharply rebounded and trended higher over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Advantage International Fund (Class R6)	25.66%	9.62%	6.91%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 57,987,267
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 52,744
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$57,987,267
Total number of portfolio holdings	434
Total advisory fees paid	$52,744
Portfolio turnover rate	132%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.

C000209218 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R5
Trading Symbol	GMAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class R5)	$103	0.91%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly and major central banks cut rates amid easing inflation. International equities advanced overall as investors generally rotated away from US equities and towards international and emerging markets amid a weaker US dollar and policy uncertainty.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 25.72%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the “Benchmark”) returned 24.93%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks provided growth over the fiscal year and performed in-line with the Benchmark. The markets' focus shifted away from the US throughout the early part of 2025 and boosted international peers on a relative basis. In particular, the Fund's portfolio saw strong relative performance from the German industrial and defense sectors as geopolitical tensions ran high and countries began to focus on defense modernization programs.
What detracted from performance?
Factor tilts to low-volatility stocks | The Fund’s exposure to low-volatility stocks helped cushion market volatility and drawdowns, particularly in early April around Liberation Day. However, the Fund's defensive positioning weighed on relative performance as markets sharply rebounded and trended higher over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Advantage International Fund (Class R5)	25.72%	9.62%	6.81%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 57,987,267
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 52,744
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$57,987,267
Total number of portfolio holdings	434
Total advisory fees paid	$52,744
Portfolio turnover rate	132%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.

C000209220 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class Y
Trading Symbol	QMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class Y)	$103	0.91%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%	[22]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly and major central banks cut rates amid easing inflation. International equities advanced overall as investors generally rotated away from US equities and towards international and emerging markets amid a weaker US dollar and policy uncertainty.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 25.55%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the “Benchmark”) returned 24.93%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks provided growth over the fiscal year and performed in-line with the Benchmark. The markets' focus shifted away from the US throughout the early part of 2025 and boosted international peers on a relative basis. In particular, the Fund's portfolio saw strong relative performance from the German industrial and defense sectors as geopolitical tensions ran high and countries began to focus on defense modernization programs.
What detracted from performance?
Factor tilts to low-volatility stocks | The Fund’s exposure to low-volatility stocks helped cushion market volatility and drawdowns, particularly in early April around Liberation Day. However, the Fund's defensive positioning weighed on relative performance as markets sharply rebounded and trended higher over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Advantage International Fund (Class Y)	25.55%	9.61%	6.85%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 57,987,267
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 52,744
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$57,987,267
Total number of portfolio holdings	434
Total advisory fees paid	$52,744
Portfolio turnover rate	132%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.

C000209221 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R
Trading Symbol	QMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class R)	$159	1.41%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.41%	[23]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly and major central banks cut rates amid easing inflation. International equities advanced overall as investors generally rotated away from US equities and towards international and emerging markets amid a weaker US dollar and policy uncertainty.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 25.00%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the “Benchmark”) returned 24.93%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks provided growth over the fiscal year and performed in-line with the Benchmark. The markets' focus shifted away from the US throughout the early part of 2025 and boosted international peers on a relative basis. In particular, the Fund's portfolio saw strong relative performance from the German industrial and defense sectors as geopolitical tensions ran high and countries began to focus on defense modernization programs.
What detracted from performance?
Factor tilts to low-volatility stocks | The Fund’s exposure to low-volatility stocks helped cushion market volatility and drawdowns, particularly in early April around Liberation Day. However, the Fund's defensive positioning weighed on relative performance as markets sharply rebounded and trended higher over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Advantage International Fund (Class R)	25.00%	9.06%	6.37%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 57,987,267
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 52,744
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$57,987,267
Total number of portfolio holdings	434
Total advisory fees paid	$52,744
Portfolio turnover rate	132%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.

C000209222 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class C
Trading Symbol	QMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class C)	$214	1.91%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.91%	[24]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly and major central banks cut rates amid easing inflation. International equities advanced overall as investors generally rotated away from US equities and towards international and emerging markets amid a weaker US dollar and policy uncertainty.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 24.43%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the “Benchmark”) returned 24.93%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks provided growth over the fiscal year and performed in-line with the Benchmark. The markets' focus shifted away from the US throughout the early part of 2025 and boosted international peers on a relative basis. In particular, the Fund's portfolio saw strong relative performance from the German industrial and defense sectors as geopolitical tensions ran high and countries began to focus on defense modernization programs.
What detracted from performance?
Factor tilts to low-volatility stocks | The Fund’s exposure to low-volatility stocks helped cushion market volatility and drawdowns, particularly in early April around Liberation Day. However, the Fund's defensive positioning weighed on relative performance as markets sharply rebounded and trended higher over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Advantage International Fund (Class C) —including sales charge	23.43%	8.56%	6.00%
Invesco Advantage International Fund (Class C) —excluding sales charge	24.43%	8.56%	6.00%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 57,987,267
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 52,744
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$57,987,267
Total number of portfolio holdings	434
Total advisory fees paid	$52,744
Portfolio turnover rate	132%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.

C000209219 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class A
Trading Symbol	QMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class A)	$131	1.16%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.16%	[25]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly and major central banks cut rates amid easing inflation. International equities advanced overall as investors generally rotated away from US equities and towards international and emerging markets amid a weaker US dollar and policy uncertainty.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 25.37%. For the same time period, the MSCI ACWI ex USA® Index (Net) (the “Benchmark”) returned 24.93%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks provided growth over the fiscal year and performed in-line with the Benchmark. The markets' focus shifted away from the US throughout the early part of 2025 and boosted international peers on a relative basis. In particular, the Fund's portfolio saw strong relative performance from the German industrial and defense sectors as geopolitical tensions ran high and countries began to focus on defense modernization programs.
What detracted from performance?
Factor tilts to low-volatility stocks | The Fund’s exposure to low-volatility stocks helped cushion market volatility and drawdowns, particularly in early April around Liberation Day. However, the Fund's defensive positioning weighed on relative performance as markets sharply rebounded and trended higher over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Advantage International Fund (Class A) —including sales charge	18.52%	8.13%	6.03%
Invesco Advantage International Fund (Class A) —excluding sales charge	25.37%	9.36%	6.63%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 57,987,267
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 52,744
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$57,987,267
Total number of portfolio holdings	434
Total advisory fees paid	$52,744
Portfolio turnover rate	132%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EssilorLuxottica S.A.	2.11%
Alibaba Group Holding Ltd.	1.88%
Spotify Technology S.A.	1.64%
Rheinmetall AG	1.59%
Hon Hai Precision Industry Co. Ltd.	1.58%
Samsung Electronics Co. Ltd.	1.45%
Siemens Energy AG, Class A	1.39%
Rolls-Royce Holdings PLC	1.31%
SK hynix, Inc.	1.29%
HSBC Holdings PLC	1.29%
* Excluding money market fund holdings, if any.

C000209234 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class A
Trading Symbol	OIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”), formerly Invesco Oppenheimer International Growth Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Growth Fund (Class A)	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 11.89%. For the same time period, the MSCI All Country World ex-U.S. Growth Index (Net) (the "Benchmark") returned 21.77%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by stock selection in the information technology and industrials sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for Alibaba's AI capabilities had a positive impact on the company's stock.
Novo Nordisk A/S | Novo Nordisk faced competitive challenges during the period and the Fund’s avoidance of a majority of the underperformance resulted in notable contributions to its relative return. We exited our position in Novo Nordisk during the fiscal year because the Danish maker of GLP-1 drugs faced greater competitive intensity and did so under a new CEO. The company’s share price continued to sell-off after we exited the position, contributing to the Fund’s relative results during the period.
What detracted from performance?
Trainline PLC | Trainline is a UK company that provides an end-to-end, intermodal transport reservation and ticketing service. Its share price has suffered due to concerns around the government launching its own application for this service.
JD Sports Fashion PLC | Based in the UK, JD Sports Fashion exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. We exited the position during the period due to concerns around capital allocation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Growth Fund (Class A) —including sales charge	5.73%	4.37%	4.86%
Invesco International Growth Fund (Class A) —excluding sales charge	11.89%	5.55%	5.46%
MSCI All Country World ex-U.S. Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,580,444,921
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 36,494,633
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$4,580,444,921
Total number of portfolio holdings	62
Total advisory fees paid	$36,494,633
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209229 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class C
Trading Symbol	OIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”), formerly Invesco Oppenheimer International Growth Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Growth Fund (Class C)	$201	1.90%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 11.07%. For the same time period, the MSCI All Country World ex-U.S. Growth Index (Net) (the "Benchmark) returned 21.77%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by stock selection in the information technology and industrials sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for Alibaba's AI capabilities had a positive impact on the company's stock.
Novo Nordisk A/S | Novo Nordisk faced competitive challenges during the period and the Fund’s avoidance of a majority of the underperformance resulted in notable contributions to its relative return. We exited our position in Novo Nordisk during the fiscal year because the Danish maker of GLP-1 drugs faced greater competitive intensity and did so under a new CEO. The company’s share price continued to sell-off after we exited the position, contributing to the Fund’s relative results during the period.
What detracted from performance?
Trainline PLC | Trainline is a UK company that provides an end-to-end, intermodal transport reservation and ticketing service. Its share price has suffered due to concerns around the government launching its own application for this service.
JD Sports Fashion PLC | Based in the UK, JD Sports Fashion exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. We exited the position during the period due to concerns around capital allocation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Growth Fund (Class C) —including sales charge	10.07%	4.76%	4.82%
Invesco International Growth Fund (Class C) —excluding sales charge	11.07%	4.76%	4.82%
MSCI All Country World ex-U.S. Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,580,444,921
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 36,494,633
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$4,580,444,921
Total number of portfolio holdings	62
Total advisory fees paid	$36,494,633
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209230 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class R
Trading Symbol	OIGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”), formerly Invesco Oppenheimer International Growth Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Growth Fund (Class R)	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 11.59%. For the same time period, the MSCI All Country World ex-U.S. Growth Index (Net) (the "Benchmark) returned 21.77%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by stock selection in the information technology and industrials sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for Alibaba's AI capabilities had a positive impact on the company's stock.
Novo Nordisk A/S | Novo Nordisk faced competitive challenges during the period and the Fund’s avoidance of a majority of the underperformance resulted in notable contributions to its relative return. We exited our position in Novo Nordisk during the fiscal year because the Danish maker of GLP-1 drugs faced greater competitive intensity and did so under a new CEO. The company’s share price continued to sell-off after we exited the position, contributing to the Fund’s relative results during the period.
What detracted from performance?
Trainline PLC | Trainline is a UK company that provides an end-to-end, intermodal transport reservation and ticketing service. Its share price has suffered due to concerns around the government launching its own application for this service.
JD Sports Fashion PLC | Based in the UK, JD Sports Fashion exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. We exited the position during the period due to concerns around capital allocation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Growth Fund (Class R)	11.59%	5.28%	5.19%
MSCI All Country World ex-U.S. Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,580,444,921
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 36,494,633
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$4,580,444,921
Total number of portfolio holdings	62
Total advisory fees paid	$36,494,633
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209233 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class Y
Trading Symbol	OIGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”), formerly Invesco Oppenheimer International Growth Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Growth Fund (Class Y)	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 12.18%. For the same time period, the MSCI All Country World ex-U.S. Growth Index (Net) (the "Benchmark) returned 21.77%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by stock selection in the information technology and industrials sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for Alibaba's AI capabilities had a positive impact on the company's stock.
Novo Nordisk A/S | Novo Nordisk faced competitive challenges during the period and the Fund’s avoidance of a majority of the underperformance resulted in notable contributions to its relative return. We exited our position in Novo Nordisk during the fiscal year because the Danish maker of GLP-1 drugs faced greater competitive intensity and did so under a new CEO. The company’s share price continued to sell-off after we exited the position, contributing to the Fund’s relative results during the period.
What detracted from performance?
Trainline PLC | Trainline is a UK company that provides an end-to-end, intermodal transport reservation and ticketing service. Its share price has suffered due to concerns around the government launching its own application for this service.
JD Sports Fashion PLC | Based in the UK, JD Sports Fashion exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. We exited the position during the period due to concerns around capital allocation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Growth Fund (Class Y)	12.18%	5.81%	5.72%
MSCI All Country World ex-U.S. Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,580,444,921
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 36,494,633
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$4,580,444,921
Total number of portfolio holdings	62
Total advisory fees paid	$36,494,633
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209232 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class R5
Trading Symbol	INGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”), formerly Invesco Oppenheimer International Growth Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Growth Fund (Class R5)	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 12.25%. For the same time period, the MSCI All Country World ex-U.S. Growth Index (Net) (the "Benchmark) returned 21.77%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by stock selection in the information technology and industrials sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for Alibaba's AI capabilities had a positive impact on the company's stock.
Novo Nordisk A/S | Novo Nordisk faced competitive challenges during the period and the Fund’s avoidance of a majority of the underperformance resulted in notable contributions to its relative return. We exited our position in Novo Nordisk during the fiscal year because the Danish maker of GLP-1 drugs faced greater competitive intensity and did so under a new CEO. The company’s share price continued to sell-off after we exited the position, contributing to the Fund’s relative results during the period.
What detracted from performance?
Trainline PLC | Trainline is a UK company that provides an end-to-end, intermodal transport reservation and ticketing service. Its share price has suffered due to concerns around the government launching its own application for this service.
JD Sports Fashion PLC | Based in the UK, JD Sports Fashion exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. We exited the position during the period due to concerns around capital allocation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Growth Fund (Class R5)	12.25%	5.92%	5.70%
MSCI All Country World ex-U.S. Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	May 29, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,580,444,921
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 36,494,633
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$4,580,444,921
Total number of portfolio holdings	62
Total advisory fees paid	$36,494,633
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209231 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Fund
Class Name	Class R6
Trading Symbol	OIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”), formerly Invesco Oppenheimer International Growth Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Growth Fund (Class R6)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equities delivered positive returns during the fiscal year ended October 31, 2025, despite tariff-related uncertainty and concerns about the sustainability of global GDP growth. High quality companies underperformed during the period, particularly outside the US, creating a headwind for actively-managed strategies that emphasized quality characteristics. Large investments in artificial intelligence (AI) infrastructure continued to be a key market theme throughout the period.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 12.34%. For the same time period, the MSCI All Country World ex-U.S. Growth Index (Net) (the "Benchmark) returned 21.77%. The Fund's underperformance of the Benchmark for the fiscal year was primarily driven by stock selection in the information technology and industrials sectors.
What contributed to performance?
Alibaba Group Holding Ltd. | Alibaba is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for Alibaba's AI capabilities had a positive impact on the company's stock.
Novo Nordisk A/S | Novo Nordisk faced competitive challenges during the period and the Fund’s avoidance of a majority of the underperformance resulted in notable contributions to its relative return. We exited our position in Novo Nordisk during the fiscal year because the Danish maker of GLP-1 drugs faced greater competitive intensity and did so under a new CEO. The company’s share price continued to sell-off after we exited the position, contributing to the Fund’s relative results during the period.
What detracted from performance?
Trainline PLC | Trainline is a UK company that provides an end-to-end, intermodal transport reservation and ticketing service. Its share price has suffered due to concerns around the government launching its own application for this service.
JD Sports Fashion PLC | Based in the UK, JD Sports Fashion exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. We exited the position during the period due to concerns around capital allocation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Growth Fund (Class R6)	12.34%	5.96%	5.88%
MSCI All Country World ex-U.S. Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,580,444,921
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 36,494,633
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$4,580,444,921
Total number of portfolio holdings	62
Total advisory fees paid	$36,494,633
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.89%
Tencent Holdings Ltd.	3.64%
Alibaba Group Holding Ltd., ADR	3.17%
BAE Systems PLC	3.16%
Siemens AG	3.13%
Dollarama, Inc.	3.02%
Reliance Industries Ltd.	2.84%
Ferguson Enterprises, Inc.	2.84%
ResMed, Inc.	2.81%
Sartorius Stedim Biotech	2.72%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports

[1]	For the period February 24, 2025 (commencement of operations) to October 31,2025. Expenses for a full reporting period would be higher.
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